WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Schedule of Movement of Warrant Liability
The movement of the warrant liability is set out as below:

	2023	2022
	US$’000	US$’000
Balance, beginning of the period	67,000	87,900
Fair value loss/(gain) of the warrant liability	85,750	(20,900)
Exercise of the warrant liability	(152,750)	—
Balance, end of the period	—	67,000